REVENUE	12 Months Ended
Dec. 31, 2022
REVENUE

18. REVENUE

Revenues earned comprise lease and service $222,406 (2021 – $nil, 2020 – $nil) and sale of products $1,545,968 (2021 – $122,808, 2020 - $33,030). For the years ended December 31, 2022, 2021 and 2020, the Company had one major customer from whom revenues are earned. The loss of this major customer would have an adverse effect on the overall operations of the company. Revenue from the major customer was $1,768,374 for the year ended December 31, 2022 (2021 – $122,808, 2020 - $33,030).